Investment Risks	Nov. 01, 2024
ESG Diversified Portfolio | ESG Diversified Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
ESG Diversified Portfolio | ESG Diversified Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.